Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of capital reserves

	2023	2022

	384,311	408,602

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	30,707	54,998

Schedule of dividends and interest on shareholders equity

	2023	2022

Net income	2,837,422	1,670,755
(-) Non-distributable tax incentives	(237,828)	(166,110)
(-) Constitution of legal reserve	(129,979)	(75,233)
Adjusted net profit	2,469,615	1,429,412

Minimum dividends calculated on the basis of 25% of adjusted profit	617,404	357,353

Breakdown of dividends payable interest on shareholders’ equity:
Interest on shareholders’ equity	1,600,000	1,400,000
Total dividends and interest on shareholders’ equity distributed and proposed	1,600,000	1,400,000

Withholding income tax (IRRF) on interest on shareholders' equity	(233,230)	(196,970)
Total dividends and interest on shareholders’ equity, net of taxes	1,366,770	1,203,030

Schedule of amounts allocated

Approval	Payment	Dividend

03/22/2022	04/27/2022	195,000
06/15/2022	07/20/2022	270,000
09/12/2022	10/31/2022	235,000
09/12/2022	01/24/2023	245,000
12/12/2022	01/24/2023	455,000
03/30/2023	04/18/2023	600,000
		2,000,000

04/19/2023	05/09/2023	230,000
06/12/2023	07/12/2023	290,000
09/18/2023	10/23/2023	425,000
12/06/2023	01/23/2024	655,000
02/06/2024 (*)	Apr 2024 July 2024 and Oct 2024	1,310,000
		2,910,000

(*)	Dividends are subject to definitive approval at the General Meeting on March 28, 2024.